Investment properties (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Properties
Fair value Of investment properties loss	R$ 6	R$ 32	R$ 22
Fair value of investment properties	R$ 4,278	R$ 3,844